Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 13,971		$ 12,888	$ 11,438
Non-interest revenue	11,215		12,595	11,467
Total Revenue	25,186	[1]	25,483	22,905
Provision for (recovery of) credit losses	2,953	[1]	872	662
Insurance claims, commissions and changes in policy benefit liabilities	1,708	[1]	2,709	1,352
Depreciation and amortization	1,618		1,205	1,127
Non-interest expense	12,559		13,425	12,350
Income Before Provision for Income Taxes	6,348	[1]	7,272	7,414
Provision for (recovery of) income taxes	1,251	[1]	1,514	1,961
Reported net income (loss)	5,097	[1]	5,758	5,453
Average Assets	942,450		833,252	754,295
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	1,522		751	700
Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	1,431		121	(38)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	6,105		5,885	5,546
Non-interest revenue	1,930		2,099	2,040
Total Revenue	8,035		7,984	7,586
Provision for (recovery of) credit losses	1,410		607	469
Insurance claims, commissions and changes in policy benefit liabilities
Depreciation and amortization	505		340	320
Non-interest expense	3,385		3,496	3,361
Income Before Provision for Income Taxes	2,735		3,541	3,436
Provision for (recovery of) income taxes	707		917	882
Reported net income (loss)	2,028		2,624	2,554
Average Assets	251,471		237,741	224,310
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	787		544	466
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	623		63	3
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	4,345		4,216	3,844
Non-interest revenue	1,186		1,162	1,096
Total Revenue	5,531		5,378	4,940
Provision for (recovery of) credit losses	859		197	220
Insurance claims, commissions and changes in policy benefit liabilities
Depreciation and amortization	554		449	448
Non-interest expense	2,521		2,687	2,516
Income Before Provision for Income Taxes	1,597		2,045	1,756
Provision for (recovery of) income taxes	320		434	359
Reported net income (loss)	1,277		1,611	1,397
Average Assets	137,644		126,539	110,303
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	418		160	258
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	441		37	(38)
BMO wealth management [member]
Disclosure of operating segments [line items]
Net interest income	900		935	826
Non-interest revenue	5,808		6,727	5,475
Total Revenue	6,708		7,662	6,301
Provision for (recovery of) credit losses	22		0	6
Insurance claims, commissions and changes in policy benefit liabilities	1,708		2,709	1,352
Depreciation and amortization	324		264	233
Non-interest expense	3,195		3,259	3,284
Income Before Provision for Income Taxes	1,459		1,430	1,426
Provision for (recovery of) income taxes	363		371	354
Reported net income (loss)	1,096		1,059	1,072
Average Assets	45,573		40,951	35,913
BMO wealth management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	4		2	6
BMO wealth management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	18		(2)	0
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	3,320		2,390	1,780
Non-interest revenue	2,006		2,369	2,608
Total Revenue	5,326		4,759	4,388
Provision for (recovery of) credit losses	659		80	(18)
Insurance claims, commissions and changes in policy benefit liabilities
Depreciation and amortization	235		152	126
Non-interest expense	3,001		3,127	2,753
Income Before Provision for Income Taxes	1,431		1,400	1,527
Provision for (recovery of) income taxes	344		309	368
Reported net income (loss)	1,087		1,091	1,159
Average Assets	369,518		342,626	307,357
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	310		52	(17)
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	349		28	(1)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(699)		(538)	(558)
Non-interest revenue	285		238	248
Total Revenue	(414)		(300)	(310)
Provision for (recovery of) credit losses	3		(12)	(15)
Insurance claims, commissions and changes in policy benefit liabilities
Non-interest expense	457		856	436
Income Before Provision for Income Taxes	(874)		(1,144)	(731)
Provision for (recovery of) income taxes	(483)		(517)	(2)
Reported net income (loss)	(391)		(627)	(729)
Average Assets	138,244		85,395	76,412
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	3		(7)	(13)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	$ 0		$ (5)	$ (2)

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.